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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07148

Schwartz Investment Trust

 (Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301
(Address of principal executive offices)	(Zip code)

George P. Schwartz

 Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2013

Date of reporting period:       September 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Market Value
Consumer Discretionary - 16.0%
Diversified Consumer Services - 6.9%
Apollo Group, Inc. - Class A *	40,000	$832,400
Outerwall, Inc. *	20,000	999,800
Weight Watchers International, Inc.	10,000	373,700
		2,205,900
Hotels, Restaurants & Leisure - 4.7%
Biglari Holdings, Inc. *	3,673	1,515,737

Multiline Retail - 0.8%
Kohl's Corporation	5,000	258,750

Specialty Retail - 3.6%
Rent-A-Center, Inc.	11,000	419,100
Ross Stores, Inc.	10,000	728,000
		1,147,100
Consumer Staples - 2.1%
Food & Staples Retailing - 2.1%
Sysco Corporation	10,000	318,300
Wal-Mart Stores, Inc.	5,000	369,800
		688,100
Energy - 17.9%
Energy Equipment & Services - 8.4%
Baker Hughes Incorporated	20,000	982,000
Ensco plc - Class A	10,000	537,500
National Oilwell Varco, Inc.	15,000	1,171,650
		2,691,150
Oil, Gas & Consumable Fuels - 9.5%
Apache Corporation	10,000	851,400
Cimarex Energy Company	10,000	964,000
Devon Energy Corporation	15,000	866,400
Southwestern Energy Company *	10,000	363,800
		3,045,600
Financials - 17.0%
Capital Markets - 2.8%
Bank of New York Mellon Corporation (The)	30,000	905,700

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Market Value
Financials - 17.0% (Continued)
Diversified Financial Services - 1.8%
Western Union Company (The)	30,000	$559,800

Insurance - 12.4%
Berkshire Hathaway, Inc. - Class A *	7	1,192,870
Progressive Corporation (The)	20,000	544,600
Unico American Corporation	180,000	2,248,200
		3,985,670
Health Care - 3.9%
Health Care Equipment & Supplies - 3.9%
Covidien plc	15,000	914,100
Stryker Corporation	5,000	337,950
		1,252,050
Industrials - 3.5%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	5,000	487,800

Road & Rail - 2.0%
CSX Corporation	25,000	643,500

Information Technology - 21.8%
Communications Equipment - 2.6%
Cisco Systems, Inc.	35,000	819,700

Computers & Peripherals - 7.5%
Apple, Inc.	3,200	1,525,600
Hewlett-Packard Company	6,000	125,880
QLogic Corporation *	70,000	765,800
		2,417,280
Electronic Equipment, Instruments & Components - 3.9%
Avnet, Inc.	30,000	1,251,300

Semiconductors & Semiconductor Equipment - 1.4%
Ultratech, Inc. *	15,000	454,500

Software - 6.4%
Microsoft Corporation	35,000	1,165,850
Oracle Corporation	27,000	895,590
		2,061,440

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Market Value
Materials - 8.6%
Metals & Mining - 8.6%
Barrick Gold Corporation	60,000	$1,117,200
Kinross Gold Corporation	100,000	505,000
Newmont Mining Corporation	40,000	1,124,000
		2,746,200

Total Common Stocks (Cost $23,817,278)		$29,137,277

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Market Value
iShares Gold Trust *	10,000	$128,900
SPDR Gold Trust *	4,000	512,680
Total Exchange-Traded Funds (Cost $544,204)		$641,580

OPEN-END FUNDS - 0.0% (a)	Shares	Market Value
Sequoia Fund * (Cost $8,078)	62	$12,846

WARRANTS - 1.2%	Shares	Market Value
PNC Financial Services Group, Inc. (The) * (Cost $437,198)	25,000	$385,000

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	1,448,351	$1,448,351

Federated Treasury Obligations Fund - Institutional Shares, 0.01% (b)	534,852	534,852
Total Money Market Funds (Cost $1,983,203)		$1,983,203

Total Investments at Market Value - 100.2% (Cost $26,789,961)		$32,159,906

Liabilities in Excess of Other Assets - (0.2%)		(74,578)

Net Assets - 100.0%		$32,085,328

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2013.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

1.   Securities valuation

The securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$29,137,277	$-	$-	$29,137,277
Exchange-Traded Funds	641,580	-	-	641,580
Open-End Funds	12,846	-	-	12,846
Warrants	385,000	-	-	385,000
Money Market Funds	1,983,203	-	-	1,983,203
Total	$32,159,906	$-	$-	$32,159,906

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type.  As of September 30, 2013, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of September 30, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2013:

Cost of portfolio investments	$26,789,961

Gross unrealized appreciation	$5,945,516
Gross unrealized depreciation	(575,571)

Net unrealized appreciation	$5,369,945

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Market Value
Consumer Discretionary - 23.9%
Auto Components - 0.8%
Gentex Corporation	75,000	$1,919,250

Diversified Consumer Services - 2.5%
Apollo Group, Inc. - Class A *	200,000	4,162,000
DeVry, Inc.	50,000	1,528,000
		5,690,000
Household Durables - 2.3%
PulteGroup, Inc.	225,000	3,712,500
Ryland Group, Inc. (The)	40,000	1,621,600
		5,334,100
Specialty Retail - 13.3%
Advance Auto Parts, Inc.	70,000	5,787,600
Chico's FAS, Inc.	425,000	7,080,500
GNC Holdings, Inc. - Class A	175,000	9,560,250
Lowe's Companies, Inc.	175,000	8,331,750
		30,760,100
Textiles, Apparel & Luxury Goods - 5.0%
Coach, Inc.	85,000	4,635,050
Crocs, Inc. *	300,000	4,083,000
VF Corporation	15,000	2,985,750
		11,703,800
Energy - 13.2%
Energy Equipment & Services - 3.1%
Halliburton Company	150,000	7,222,500

Oil, Gas & Consumable Fuels - 10.1%
Devon Energy Corporation	100,000	5,776,000
Exxon Mobil Corporation	40,000	3,441,600
Peabody Energy Corporation	150,000	2,587,500
Phillips 66	100,000	5,782,000
Range Resources Corporation	75,000	5,691,750
		23,278,850
Financials - 17.9%
Capital Markets - 3.0%
Bank of New York Mellon Corporation (The)	100,000	3,019,000
Federated Investors, Inc. - Class B	150,000	4,074,000
		7,093,000
Commercial Banks - 4.0%
PNC Financial Services Group, Inc. (The)	65,000	4,709,250
U.S. Bancorp	125,000	4,572,500
		9,281,750
Diversified Financial Services - 4.7%
MasterCard, Inc. - Class A	5,000	3,363,900
Western Union Company (The)	400,000	7,464,000
		10,827,900
Insurance - 5.2%
Alleghany Corporation *	10,000	4,096,500

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.2% (Continued)	Shares	Market Value
Financials - 17.9% (Continued)
Insurance - 5.2% (Continued)
Reinsurance Group of America, Inc.	65,000	$4,354,350
Unico American Corporation #	282,945	3,533,983
		11,984,833
Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings, Inc.	125,000	2,320,000

Health Care - 14.3%
Health Care Equipment & Supplies - 10.2%
Covidien plc	100,000	6,094,000
St. Jude Medical, Inc.	100,000	5,364,000
Stryker Corporation	120,000	8,110,800
Varian Medical Systems, Inc. *	55,000	4,110,150
		23,678,950
Health Care Providers & Services - 1.7%
Patterson Companies, Inc.	100,000	4,020,000

Life Sciences Tools & Services - 1.2%
Waters Corporation *	25,000	2,655,250

Pharmaceuticals - 1.2%
AbbVie, Inc.	60,000	2,683,800

Industrials - 10.5%
Aerospace & Defense - 3.2%
United Technologies Corporation	70,000	7,547,400

Commercial Services & Supplies - 0.7%
Genuine Parts Company	20,000	1,617,800

Construction & Engineering - 3.1%
Fluor Corporation	100,000	7,096,000

Electrical Equipment - 1.4%
General Cable Corporation	100,000	3,175,000

Machinery - 2.1%
Caterpillar, Inc.	35,000	2,917,950
Joy Global, Inc.	40,000	2,041,600
		4,959,550
Information Technology - 11.5%
Computers & Peripherals - 4.7%
EMC Corporation	300,000	7,668,000
Hewlett-Packard Company	150,000	3,147,000
		10,815,000
IT Services - 6.8%
Accenture plc - Class A	90,000	6,627,600
International Business Machines Corporation	10,000	1,851,800

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.2% (Continued)	Shares	Market Value
Information Technology - 11.5% (Continued)
IT Services - 6.8% (Continued)
Teradata Corporation *	130,000	$7,207,200
		15,686,600
Materials - 1.9%
Chemicals - 1.9%
FMC Corporation	60,000	4,303,200

Total Common Stocks (Cost $154,152,839)		$215,654,633

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Market Value
iShares Gold Trust * (Cost $4,769,043)	275,000	$3,544,750

WARRANTS - 0.7%	Shares	Market Value
PNC Financial Services Group, Inc. (The) * (Cost $1,699,852)	100,000	$1,540,000

MONEY MARKET FUNDS - 4.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	11,008,925	$11,008,925
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	157,070	157,070
Total Money Market Funds (Cost $11,165,995)		$11,165,995

Total Investments at Market Value - 100.2% (Cost $171,787,729)		$231,905,378

Liabilities in Excess of Other Assets - (0.2%)		(424,941)

Net Assets - 100.0%		$231,480,437

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of September 30, 2013.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Market Value
Consumer Discretionary - 19.4%
Hotels, Restaurants & Leisure - 3.3%
Cracker Barrel Old Country Store, Inc.	82,200	$8,486,328

Leisure Equipment & Products - 5.1%
Polaris Industries, Inc.	100,000	12,918,000

Specialty Retail - 8.0%
Buckle, Inc. (The)	151,400	8,183,170
O'Reilly Automotive, Inc. *	15,000	1,913,850
Ross Stores, Inc.	138,000	10,046,400
		20,143,420
Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	139,400	7,601,482

Consumer Staples - 4.6%
Food Products - 4.6%
Kellogg Company	64,500	3,788,085
McCormick & Company, Inc.	122,200	7,906,340
		11,694,425
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Exxon Mobil Corporation	22,400	1,927,296
Occidental Petroleum Corporation	50,300	4,705,062
		6,632,358
Financials - 4.7%
Capital Markets - 0.9%
SEI Investments Company	74,800	2,312,068

Diversified Financial Services - 3.8%
MasterCard, Inc. - Class A	14,200	9,553,476

Health Care - 24.1%
Biotechnology - 7.7%
Amgen, Inc.	73,000	8,171,620
Gilead Sciences, Inc. *	180,000	11,311,200
		19,482,820
Health Care Equipment & Supplies - 12.6%
C.R. Bard, Inc.	73,600	8,478,720
Medtronic, Inc.	148,400	7,902,300
Stryker Corporation	106,500	7,198,335
Varian Medical Systems, Inc. *	112,000	8,369,760
		31,949,115
Health Care Providers & Services - 2.3%
Laboratory Corporation of America Holdings *	57,500	5,700,550

Life Sciences Tools & Services - 1.5%
Mettler-Toledo International, Inc. *	16,000	3,841,440

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Market Value
Industrials - 26.3%
Aerospace & Defense - 1.4%
Precision Castparts Corporation	15,500	$3,522,220

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	24,200	1,066,252

Commercial Services & Supplies - 6.4%
Copart, Inc. *	233,200	7,413,428
Rollins, Inc.	336,250	8,913,988
		16,327,416
Electrical Equipment - 3.5%
AMETEK, Inc.	192,600	8,863,452

Industrial Conglomerates - 2.8%
Danaher Corporation	101,500	7,035,980

Machinery - 11.8%
Donaldson Company, Inc.	122,800	4,682,364
Flowserve Corporation	78,000	4,866,420
Graco, Inc.	130,800	9,687,048
Toro Company (The)	194,000	10,543,900
		29,779,732
Information Technology - 13.4%
Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corporation - Class A	111,700	8,643,346

IT Services - 8.1%
Accenture plc - Class A	109,400	8,056,216
Cognizant Technology Solutions Corporation - Class A *	120,700	9,911,884
International Business Machines Corporation	13,200	2,444,376
		20,412,476
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corporation	130,900	4,864,244

Materials - 3.4%
Chemicals - 3.4%
NewMarket Corporation	29,500	8,493,345

Total Common Stocks (Cost $149,036,169)		$249,323,945

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,322,680)	1,322,680	$1,322,680

Total Investments at Market Value - 99.0% (Cost $150,358,849)		$250,646,625

Other Assets in Excess of Liabilities - 1.0%		2,643,017

Net Assets - 100.0%		$253,289,642

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2013.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Market Value
Consumer Discretionary - 18.3%
Auto Components - 5.4%
Gentex Corporation	640,000	$16,377,600
Johnson Controls, Inc.	360,000	14,940,000
		31,317,600
Diversified Consumer Services - 3.2%
DeVry, Inc.	320,000	9,779,200
Weight Watchers International, Inc.	235,000	8,781,950
		18,561,150
Leisure Equipment & Products - 2.3%
Hasbro, Inc.	280,000	13,199,200

Specialty Retail - 4.5%
Lowe's Companies, Inc.	275,000	13,092,750
Ross Stores, Inc.	180,000	13,104,000
		26,196,750
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc.	315,000	17,176,950

Consumer Staples - 7.3%
Beverages - 1.0%
Coca-Cola Company (The)	150,000	5,682,000

Food & Staples Retailing - 2.8%
Sysco Corporation	500,000	15,915,000

Food Products - 1.6%
Kellogg Company	160,000	9,396,800

Household Products - 1.9%
Clorox Company (The)	65,000	5,311,800
Colgate-Palmolive Company	100,000	5,930,000
		11,241,800
Energy - 9.1%
Energy Equipment & Services - 5.2%
Halliburton Company	250,000	12,037,500
Schlumberger Limited	210,000	18,555,600
		30,593,100
Oil, Gas & Consumable Fuels - 3.9%
ConocoPhillips	90,000	6,255,900
Exxon Mobil Corporation	175,000	15,057,000
Phillips 66	20,000	1,156,400
		22,469,300
Financials - 13.0%
Capital Markets - 5.6%
Bank of New York Mellon Corporation (The)	550,000	16,604,500
Franklin Resources, Inc.	320,000	16,176,000
		32,780,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Market Value
Financials - 13.0% (Continued)
Commercial Banks - 6.3%
BB&T Corporation	375,000	$12,656,250
PNC Financial Services Group, Inc. (The)	144,100	10,440,045
U.S. Bancorp	380,000	13,900,400
		36,996,695
Insurance - 1.1%
HCC Insurance Holdings, Inc.	140,000	6,134,800

Health Care - 8.7%
Health Care Equipment & Supplies - 8.7%
Covidien plc	275,000	16,758,500
Medtronic, Inc.	185,000	9,851,250
St. Jude Medical, Inc.	265,000	14,214,600
Stryker Corporation	150,000	10,138,500
		50,962,850
Industrials - 24.0%
Aerospace & Defense - 3.4%
General Dynamics Corporation	125,000	10,940,000
United Technologies Corporation	82,500	8,895,150
		19,835,150
Air Freight & Logistics - 3.0%
United Parcel Service, Inc. - Class B	190,000	17,360,300

Commercial Services & Supplies - 1.1%
Republic Services, Inc.	190,000	6,338,400

Electrical Equipment - 2.7%
Emerson Electric Company	240,000	15,528,000

Industrial Conglomerates - 1.9%
3M Company	95,000	11,343,950

Machinery - 9.0%
Caterpillar, Inc.	200,000	16,674,000
Dover Corporation	165,000	14,821,950
Illinois Tool Works, Inc.	150,000	11,440,500
PACCAR, Inc.	165,000	9,183,900
		52,120,350
Road & Rail - 2.9%
Norfolk Southern Corporation	220,000	17,017,000

Information Technology - 10.5%
Communications Equipment - 2.7%
QUALCOMM, Incorporated	230,000	15,492,800

Computers & Peripherals - 1.5%
Diebold, Incorporated	300,000	8,808,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Market Value
Information Technology - 10.5% (Continued)
IT Services - 1.7%
Paychex, Inc.	250,000	$10,160,000

Semiconductors & Semiconductor Equipment - 4.6%
Intel Corporation	730,000	16,731,600
Microchip Technology, Inc.	250,000	10,072,500
		26,804,100
Materials - 2.0%
Chemicals - 2.0%
RPM International, Inc.	190,000	6,878,000
Stepan Company	80,000	4,618,400
		11,496,400

Total Common Stocks (Cost $445,684,644)		$540,928,945

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Market Value
iShares Gold Trust * (Cost $7,979,700)	465,000	$5,993,850

WARRANTS - 0.5%	Shares	Market Value
PNC Financial Services Group, Inc. (The) * (Cost $3,196,575)	189,892	$2,924,337

MONEY MARKET FUNDS - 7.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	27,807,232	$27,807,232
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	13,011,960	13,011,960
Total Money Market Funds (Cost $40,819,192)		$40,819,192

Total Investments at Market Value - 101.4% (Cost $497,680,111)		$590,666,324

Liabilities in Excess of Other Assets - (1.4%)		(8,356,107)

Net Assets - 100.0%		$582,310,217

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2013.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Market Value
Consumer Discretionary - 20.4%
Diversified Consumer Services - 10.4%
Apollo Group, Inc. - Class A *	55,000	$1,144,550
DeVry, Inc.	15,000	458,400
Matthews International Corporation - Class A	12,500	476,000
Outerwall, Inc. *	40,000	1,999,600
Weight Watchers International, Inc.	20,000	747,400
		4,825,950
Hotels, Restaurants & Leisure - 4.3%
Biglari Holdings, Inc. *	4,896	2,020,432

Specialty Retail - 4.1%
Jos. A. Bank Clothiers, Inc. *	8,000	351,680
Rent-A-Center, Inc.	25,000	952,500
Signet Jewelers Ltd.	3,000	214,950
Systemax, Inc.	42,878	397,479
		1,916,609
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. *	35,000	476,350
Iconix Brand Group, Inc. *	8,000	265,760
		742,110
Energy - 15.9%
Energy Equipment & Services - 5.7%
Atwood Oceanics, Inc. *	6,000	330,240
CARBO Ceramics, Inc.	5,000	495,550
Ensco plc - Class A	10,000	537,500
Helmerich & Payne, Inc.	4,000	275,800
Patterson-UTI Energy, Inc.	22,000	470,360
Rowan Companies plc - Class A *	15,000	550,800
		2,660,250
Oil, Gas & Consumable Fuels - 10.2%
Cimarex Energy Company	9,000	867,600
Cloud Peak Energy, Inc. *	50,000	733,500
EXCO Resources, Inc.	75,000	505,500
Newfield Exploration Company *	15,000	410,550
Rosetta Resources, Inc. *	20,000	1,089,200
SM Energy Company	5,000	385,950
World Fuel Services Corporation	20,000	746,200
		4,738,500
Financials - 14.4%
Capital Markets - 1.5%
Federated Investors, Inc. - Class B	25,000	679,000

Diversified Financial Services - 5.2%
Leucadia National Corporation	33,000	898,920
PICO Holdings, Inc. *	35,000	758,100
Western Union Company (The)	40,000	746,400
		2,403,420

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.6% (Continued)	Shares	Market Value
Financials - 14.4% (Continued)
Insurance - 5.1%
Alleghany Corporation *	3,036	$1,243,698
Markel Corporation *	500	258,885
White Mountains Insurance Group Ltd.	1,500	851,430
		2,354,013
Thrifts & Mortgage Finance - 2.6%
FedFirst Financial Corporation	17,020	332,571
Oritani Financial Corporation	30,000	493,800
Standard Financial Corporation	10,000	182,500
ViewPoint Financial Group, Inc.	10,981	226,977
		1,235,848
Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Atrion Corporation	2,000	517,560

Industrials - 7.3%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	5,000	487,800
Cubic Corporation	6,000	322,080
		809,880
Commercial Services & Supplies - 1.3%
Hudson Technologies, Inc. *	300,000	609,000

Construction & Engineering - 1.3%
EMCOR Group, Inc.	15,000	586,950

Machinery - 2.7%
Conrad Industries, Inc.	40,543	1,236,156

Professional Services - 0.3%
Volt Information Sciences, Inc. *	20,000	150,000

Information Technology - 22.2%
Communications Equipment - 1.4%
ADTRAN, Inc.	25,000	666,000

Computers & Peripherals - 6.6%
Diebold, Incorporated	30,000	880,800
Lexmark International, Inc. - Class A	10,000	330,000
QLogic Corporation *	110,000	1,203,400
Qumu Corporation *	53,200	660,212
		3,074,412
Electronic Equipment, Instruments & Components - 9.8%
Arrow Electronics, Inc. *	20,000	970,600
Avnet, Inc.	50,000	2,085,500
Dolby Laboratories, Inc. - Class A	2,000	69,020
FLIR Systems, Inc.	30,000	942,000
Ingram Micro, Inc. - Class A *	20,000	461,000
		4,528,120

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.6% (Continued)	Shares	Market Value
Information Technology - 22.2% (Continued)
IT Services - 2.8%
Broadridge Financial Solutions, Inc.	10,000	$317,500
Computer Services, Inc.	15,500	477,400
ManTech International Corporation - Class A	17,500	503,300
		1,298,200
Semiconductors & Semiconductor Equipment - 1.6%
Ultratech, Inc. *	25,000	757,500

Materials - 8.3%
Chemicals - 1.5%
H.B. Fuller Company	15,000	677,850

Metals & Mining - 6.8%
Horsehead Holding Corporation *	45,000	560,700
Kinross Gold Corporation	150,000	757,500
Pan American Silver Corporation	175,000	1,846,250
		3,164,450

Total Common Stocks (Cost $33,587,281)		$41,652,210

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Market Value
iShares Gold Trust *	15,000	$193,350
SPDR Gold Trust *	2,700	346,059
Total Exchange-Traded Funds (Cost $482,195)		$539,409

MONEY MARKET FUNDS - 9.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	2,222,904	$2,222,904
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	2,191,781	2,191,781
Total Money Market Funds (Cost $4,414,685)		$4,414,685

Total Investments at Market Value - 100.2% (Cost $38,484,161)		$46,606,304

Liabilities in Excess of Other Assets - (0.2%)		(114,089)

Net Assets - 100.0%		$46,492,215

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2013.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Market Value
Consumer Discretionary - 7.5%
Automobiles - 4.5%
Toyota Motor Corporation - ADR	7,000	$896,210
Volkswagen AG - ADR	15,000	680,250
		1,576,460
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corporation	4,500	432,945

Textiles, Apparel & Luxury Goods - 1.8%
Swatch Group AG (The) - ADR	19,000	610,090

Consumer Staples - 8.3%
Beverages - 2.7%
Diageo plc - ADR	7,500	953,100

Food Products - 4.3%
Mondelēz International, Inc. - Class A	25,000	785,500
Nestlé S.A. - ADR	10,000	696,000
		1,481,500
Household Products - 1.3%
Energizer Holdings, Inc.	5,000	455,750

Energy - 9.4%
Energy Equipment & Services - 4.6%
Schlumberger Limited	11,700	1,033,812
Tidewater, Inc.	10,000	592,900
		1,626,712
Oil, Gas & Consumable Fuels - 4.8%
BP plc - ADR	13,000	546,390
Canadian Natural Resources Ltd.	22,000	691,680
Exxon Mobil Corporation	5,000	430,200
		1,668,270
Financials - 19.2%
Capital Markets - 3.5%
Credit Suisse Group AG *	21,500	656,825
Franklin Resources, Inc.	11,000	556,050
		1,212,875
Diversified Financial Services - 5.3%
Citigroup, Inc.	17,500	848,925
MasterCard, Inc. - Class A	500	336,390
Western Union Company (The)	35,000	653,100
		1,838,415
Insurance - 10.4%
ACE Limited	7,500	701,700
AXA S.A. - ADR	39,000	901,290
Reinsurance Group of America, Inc.	13,000	870,870
Validus Holdings Ltd.	31,500	1,164,870
		3,638,730

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Market Value
Health Care - 11.0%
Health Care Equipment & Supplies - 8.6%
Covidien plc	15,700	$956,758
Mindray Medical International Ltd. - ADR	8,000	311,120
St. Jude Medical, Inc.	16,800	901,152
Varian Medical Systems, Inc. *	10,900	814,557
		2,983,587
Pharmaceuticals - 2.4%
Shire plc - ADR	7,000	839,230

Industrials - 17.0%
Aerospace & Defense - 1.7%
United Technologies Corporation	5,500	593,010

Construction & Engineering - 2.4%
Fluor Corporation	12,000	851,520

Electrical Equipment - 3.7%
ABB Limited - ADR *	28,000	660,520
Emerson Electric Company	10,000	647,000
		1,307,520
Industrial Conglomerates - 6.0%
3M Company	5,500	656,755
Koninklijke Philips Electronics N.V. - ADR	18,023	581,242
Siemens AG - ADR	7,000	843,570
		2,081,567
Machinery - 1.7%
Deere & Company	7,500	610,425

Road & Rail - 1.5%
Canadian National Railway Company	5,000	506,850

Information Technology - 13.3%
Communications Equipment - 1.9%
QUALCOMM, Incorporated	9,800	660,128

Computers & Peripherals - 3.3%
EMC Corporation	33,000	843,480
Hewlett-Packard Company	15,000	314,700
		1,158,180
Electronic Equipment, Instruments & Components - 1.1%
LG Display Company Ltd. - ADR *	33,000	393,690

IT Services - 4.1%
Accenture plc - Class A	7,000	515,480
International Business Machines Corporation	1,100	203,698
Teradata Corporation *	13,000	720,720
		1,439,898
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corporation	29,000	664,680

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Market Value
Information Technology - 13.3% (Continued)
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	20,000	$339,200
		1,003,880
Materials - 6.3%
Chemicals - 4.9%
FMC Corporation	8,000	573,760
International Flavors & Fragrances, Inc.	9,000	740,700
Syngenta AG - ADR	5,000	406,500
		1,720,960
Metals & Mining - 1.4%
BHP Billiton Ltd. - ADR	7,000	465,500

Total Common Stocks (Cost $27,164,626)		$32,110,792

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Market Value
iShares Gold Trust * (Cost $520,564)	30,000	$386,700

MONEY MARKET FUNDS - 7.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,582,813	$1,582,813
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,015,996	1,015,996
Total Money Market Funds (Cost $2,598,809)		$2,598,809

Total Investments at Market Value - 100.5% (Cost $30,283,999)		$35,096,301

Liabilities in Excess of Other Assets - (0.5%)		(174,044)

Net Assets - 100.0%		$34,922,257

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2013.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2013 (Unaudited)

Country	Value	% of Net Assets
United States	$18,473,077	52.9%
Switzerland	3,731,635	10.7%
United Kingdom	2,338,720	6.7%
Germany	1,523,820	4.3%
Canada	1,198,530	3.4%
Ireland	956,758	2.7%
France	901,290	2.6%
Japan	896,210	2.6%
Netherlands	581,242	1.7%
Australia	465,500	1.4%
South Korea	393,690	1.1%
Taiwan	339,200	1.0%
China	311,120	0.9%
	$32,110,792	92.0%

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS - 30.4%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 4.2%
2.500%, due 07/15/16	$2,313,360	$2,552,649
2.625%, due 07/15/17	1,127,070	1,278,873
0.125%, due 04/15/18	2,021,040	2,081,986
		5,913,508
U.S. Treasury Notes - 26.2%
1.250%, due 02/15/14	7,000,000	7,031,171
4.000%, due 02/15/14	5,000,000	5,073,440
1.750%, due 03/31/14	5,000,000	5,041,990
1.875%, due 04/30/14	2,000,000	2,020,860
2.375%, due 08/31/14	1,500,000	1,530,879
2.500%, due 04/30/15	3,000,000	3,106,758
1.375%, due 11/30/15	3,000,000	3,064,218
2.625%, due 02/29/16	3,000,000	3,157,500
0.875%, due 04/30/17	2,500,000	2,497,853
0.625%, due 09/30/17	2,500,000	2,457,228
0.750%, due 12/31/17	2,000,000	1,966,094
		36,947,991

Total U.S. Treasury Obligations (Cost $42,423,326)	$42,861,499

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%	Par Value	Market Value
Federal Farm Credit Bank - 0.8%
4.500%, due 01/22/15 (Cost $1,008,242)	$1,000,000	$1,055,631

CORPORATE BONDS - 38.9%	Par Value	Market Value
Consumer Discretionary - 4.9%
Johnson Controls, Inc., 5.500%, due 01/15/16	$1,000,000	$1,093,602
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	542,538
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,030,006
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,297,952
TJX Companies, Inc. (The), 4.200%, due 08/15/15	1,250,000	1,332,080
TJX Companies, Inc. (The), 6.950%, due 04/15/19	555,000	672,628
		6,968,806
Consumer Staples - 3.6%
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,053,180
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,230,797
Kimberly Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,727,236
		5,011,213
Energy - 1.1%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,129,602
ConocoPhillips, 4.750%, due 02/01/14	360,000	365,107
		1,494,709

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.9% (Continued)	Par Value	Market Value
Financials - 6.5%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	$1,500,000	$1,552,206
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,004,972
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,058,336
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,041,208
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,017,965
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	1,993,354
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,547,997
		9,216,038
Health Care - 3.9%
Medtronic, Inc., 4.750%, due 09/15/15	1,000,000	1,076,988
Medtronic, Inc., 2.625%, due 03/15/16	500,000	520,061
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,030,962
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,181,961
Zimmer Holdings, Inc., 4.625%, due 11/30/19	1,560,000	1,702,472
		5,512,444
Industrials - 9.0%
3M Company, 1.375%, due 09/29/16	1,150,000	1,170,387
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,823,963
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,707,671
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,887,630
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	1,021,633
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,029,896
Union Pacific Corporation, 5.125%, due 02/15/14	500,000	508,468
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	789,980
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,721,777
United Technologies Corporation, 5.375%, due 12/15/17	839,000	963,834
		12,625,239
Information Technology - 5.3%
Dell, Inc., 2.300%, due 09/10/15	1,000,000	1,000,094
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,021,698
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	507,172
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	512,646
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	501,158
International Business Machines Corporation, 2.000%, due 01/05/16	1,410,000	1,448,576
National Semiconductor Corporation, 6.600%, due 06/15/17	500,000	584,742
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,931,564
		7,507,650
Materials - 1.7%
PPG Industries, Inc., 6.650%, due 03/15/18	1,191,000	1,401,229
Sherwin-Williams Company (The), 3.125%, due 12/15/14	1,000,000	1,029,230
		2,430,459

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.9% (Continued)	Par Value	Market Value
Utilities - 2.9%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	$2,000,000	$2,268,670
Duke Energy Corporation, 3.950%, due 09/15/14	800,000	825,239
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,029,734
		4,123,643

Total Corporate Bonds (Cost $54,419,247)		$54,890,201

COMMON STOCKS - 18.6%	Shares	Market Value
Consumer Discretionary - 2.8%
Auto Components - 1.1%
Gentex Corporation	60,000	$1,535,400

Leisure Equipment & Products - 0.8%
Hasbro, Inc.	25,000	1,178,500

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	23,000	1,254,190

Consumer Staples - 1.3%
Food & Staples Retailing - 0.8%
Sysco Corporation	36,000	1,145,880

Food Products - 0.5%
Kellogg Company	12,000	704,760

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ConocoPhillips	15,000	1,042,650
Exxon Mobil Corporation	10,000	860,400
		1,903,050
Financials - 2.2%
Capital Markets - 1.0%
Bank of New York Mellon Corporation (The)	45,000	1,358,550

Commercial Banks - 1.2%
BB&T Corporation	25,000	843,750
PNC Financial Services Group, Inc. (The)	12,000	869,400
		1,713,150
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Medtronic, Inc.	12,000	639,000

Industrials - 6.3%
Aerospace & Defense - 0.7%
General Dynamics Corporation	12,000	1,050,240

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.6% (Continued)	Shares	Market Value
Industrials - 6.3% (Continued)
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B	17,000	$1,553,290

Electrical Equipment - 1.0%
Emerson Electric Company	22,000	1,423,400

Industrial Conglomerates - 1.0%
3M Company	12,000	1,432,920

Machinery - 1.8%
Dover Corporation	15,000	1,347,450
Illinois Tool Works, Inc.	15,000	1,144,050
		2,491,500
Road & Rail - 0.7%
Norfolk Southern Corporation	12,000	928,200

Information Technology - 3.4%
Computers & Peripherals - 0.6%
Diebold, Incorporated	30,000	880,800

IT Services - 1.0%
Paychex, Inc.	34,000	1,381,760

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corporation	50,000	1,146,000
Microchip Technology, Inc.	35,000	1,410,150
		2,556,150
Materials - 0.8%
Chemicals - 0.8%
RPM International, Inc.	30,000	1,086,000

Total Common Stocks (Cost $19,964,927)		$26,216,740

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	6,721,582	$6,721,582
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	6,698,180	6,698,180
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	1,984,321	1,984,321
Total Money Market Funds (Cost $15,404,083)		$15,404,083

Total Investments at Market Value - 99.6% (Cost $133,219,825)		$140,428,154

Other Assets in Excess of Liabilities - 0.4%		505,568

Net Assets - 100.0%		$140,933,722

(a)	The rate shown is the 7-day effective yield as of September 30, 2013.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2013 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$215,654,633	$-	$-	$215,654,633
Exchange-Traded Funds	3,544,750	-	-	3,544,750
Warrants	1,540,000	-	-	1,540,000
Money Market Funds	11,165,995	-	-	11,165,995
Total	$231,905,378	$-	$-	$231,905,378

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$249,323,945	$-	$-	$249,323,945
Money Market Funds	1,322,680	-	-	1,322,680
Total	$250,646,625	$-	$-	$250,646,625

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$540,928,945	$-	$-	$540,928,945
Exchange-Traded Funds	5,993,850	-	-	5,993,850
Warrants	2,924,337	-	-	2,924,337
Money Market Funds	40,819,192	-	-	40,819,192
Total	$590,666,324	$-	$-	$590,666,324

Ave Maria Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$41,652,210	$-	$-	$41,652,210
Exchange-Traded Funds	539,409	-	-	539,409
Money Market Funds	4,414,685	-	-	4,414,685
Total	$46,606,304	$-	$-	$46,606,304

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$32,110,792	$-	$-	$32,110,792
Exchange-Traded Funds	386,700	-	-	386,700
Money Market Funds	2,598,809	-	-	2,598,809
Total	$35,096,301	$-	$-	$35,096,301

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$42,861,499	$-	$42,861,499
U.S. Government Agency Obligations	-	1,055,631	-	1,055,631
Corporate Bonds	-	54,890,201	-	54,890,201
Common Stocks	26,216,740	-	-	26,216,740
Money Market Funds	15,404,083	-	-	15,404,083
Total	$41,620,823	$98,807,331	$-	$140,428,154

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of September 30, 2013, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2013. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2013:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$172,017,895	$150,611,149	$497,954,019

Gross unrealized appreciation	$64,406,503	$100,412,578	$99,610,196
Gross unrealized depreciation	(4,519,020)	(377,102)	(6,897,891)

Net unrealized appreciation	$59,887,483	$100,035,476	$92,712,305

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$38,514,314	$30,283,999	$133,219,825

Gross unrealized appreciation	$8,998,134	$5,451,057	$7,864,247
Gross unrealized depreciation	(906,144)	(638,755)	(655,918)

Net unrealized appreciation	$8,091,990	$4,812,302	$7,208,329

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  The Ave Maria Catholic Values Fund owns 5.30% of the outstanding voting shares of Unico American Corporation and is therefore considered an affiliate of the Fund.  Further detail on this holding during the period ended September 30, 2013 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2012 to September 30, 2013

Shares at beginning of period	282,945

Shares at end of period	282,945

Market value at beginning of period	$3,454,759

Change in unrealized appreciation (depreciation)	79,224

Market value at end of period	$3,533,983

Net realized gains (losses) during the period	$-

Dividend income earned during the period	$-

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.  As of September 30, 2013, the Ave Maria Growth Fund had 26.3% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 7, 2013

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	November 7, 2013

*	Print the name and title of each signing officer under his or her signature.